Loan Payable - Related Party and Advance from Related Party	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 - Loan Payable – Related Party and Advance from Related Party

On February 27, 2012, the Company issued an aggregate of $85,650 unsecured promissory notes to its officers and directors. The notes were non-interest bearing and payable on December 31, 2012. In addition, an officer advanced to the Company an additional $95,934. Due to the short-term nature of the notes and advances, the fair value of the notes and advances approximates the carrying amount. Such advances are non-interest bearing and are due on demand. During 2012, the Company repaid $50,000 of the unsecured promissory note and $76,680 of the advance. During the year ended December 31, 2013, the Company repaid $35,650 of the unsecured promissory note. During the year ended December 31, 2013, an affiliate advanced the Company $50,650. The advance is non-interest bearing and is due on demand. As of December 31, 2013 and 2012, amounts owed under the promissory notes are $0 and $35,650, respectively, and amounts owed under the advances are $69,904 and $19,254, respectively.